Income Tax Provision - Pro forma deferred tax assets (Details) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Pro Forma deferred tax assets - Non-current:
Expected income tax benefit from NOL carry-forwards	$ 3,310	$ 0
Less valuation allowance	(3,310)	0
Deferred tax assets, net of valuation allowance	$ 0	$ 0